UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Dividend and Income Fund
11 Hanover Square, 12th Floor
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

	DIVIDEND AND INCOME FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2018
	(Unaudited)

Shares		Value
	Common Stocks (98.01%)
	Apparel and Accessory Stores (1.23%)
40,000	L Brands, Inc.	$ 1,212,000
40,000	The GAP, Inc.	1,154,000
		2,366,000

	Apparel and other Finished Products Made from Fabrics and Similar Materials (1.25%)
24,300	Carter's, Inc.	2,395,980

	Automotive Dealers and Gasoline Service Stations (1.70%)
4,200	AutoZone, Inc. (a)	3,257,940

	Automotive Repair, Services, And Parking (1.30%)
7,000	AMERCO	2,496,550

	Building Materials, Hardware, Garden Supply, and Mobile Home Dealers (2.01%)
42,500	Tractor Supply Company	3,862,400

	Business Services (6.19%)
70,000	eBay Inc. (a)	2,311,400
38,500	MAXIMUS, Inc.	2,504,810
37,000	Omnicom Group Inc.	2,516,740
36,700	Robert Half International Inc.	2,582,946
27,000	WPP plc	1,978,290
		11,894,186

	Chemical and Allied Products (6.02%)
13,500	Amgen Inc.	2,798,415
27,500	LyondellBasell Industries N.V. Class A	2,819,025
35,000	Pfizer Inc.	1,542,450
52,000	Prestige Consumer Healthcare Inc. (a)	1,970,280
80,000	Roche Holding Ltd. ADR	2,412,800
		11,542,970

	Communications (6.20%)
57,500	AT&T Inc.	1,930,850
70,000	Comcast Corporation	2,478,700
110,000	Discovery, Inc. (a)	3,520,000
35,000	Sinclair Broadcast Group, Inc.	992,250
25,500	The Walt Disney Company	2,981,970
		11,903,770

	Depository Institutions (2.74%)
25,000	Citizens Financial Group, Inc.	964,250
20,500	Signature Bank Corp. (a)	2,354,220
37,000	Wells Fargo & Company	1,944,720
		5,263,190

	Eating and Drinking Places (1.27%)
16,500	Cracker Barrel Old Country Store, Inc.	2,427,645

	Educational Services (1.03%)
17,500	Grand Canyon Education, Inc. (a)	1,974,000

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (7.39%)
17,000	Acuity Brands, Inc.	2,672,400
11,750	Broadcom Inc.	2,899,078
65,000	Intel Corporation	3,073,850
25,000	Methode Electronics, Inc.	905,000
31,500	Skyworks Solutions, Inc.	2,857,365
40,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,766,400
		14,174,093

	Fabricated Metal Products, except Machinery and Transportation Equipment (1.53%)
16,000	Snap-on Incorporated	2,937,600

	Food and Kindred Products (6.02%)
55,000	Campbell Soup Company	2,014,650
80,000	Hormel Foods Corporation	3,152,000
20,000	Ingredion Incorporated	2,099,200
19,000	Sanderson Farms, Inc.	1,964,030
39,000	Tyson Foods, Inc.	2,321,670
		11,551,550

	Food Stores (1.21%)
80,000	The Kroger Co.	2,328,800

	General Merchandise Stores (3.12%)
55,000	Big Lots, Inc.	2,298,450
20,600	Dollar General Corporation	2,251,580
17,500	Dollar Tree, Inc. (a)	1,427,125
		5,977,155

	Health Services (1.27%)
14,000	Laboratory Corporation of America Holdings (a)	2,431,520

	Holding and other Investment Offices (0.67%)
56,250	Tanger Factory Outlet Centers, Inc.	1,287,000

	Home Furniture, Furnishings, and Equipment Stores (1.40%)
41,000	Williams-Sonoma, Inc.	2,694,520

	Industrial and Commercial Machinery and Computer Equipment (4.33%)
20,500	Apple Inc.	4,627,670
18,000	Eaton Corporation plc	1,561,140
14,000	Lam Research Corporation	2,123,800
		8,312,610

	Insurance Carriers (2.80%)
55,000	First American Financial Corporation	2,837,450
25,000	Prudential Financial, Inc.	2,533,000
		5,370,450

	Metal Mining (0.84%)
150,100	Fresnillo plc	1,607,795

	Miscellaneous Retail (3.75%)
45,000	CVS Health Corporation	3,542,400
26,764	Dick's Sporting Goods, Inc.	949,587
37,000	Walgreens Boots Alliance, Inc.	2,697,300
		7,189,287

	Motor Freight Transportation And Warehousing (1.12%)
18,000	J.B. Hunt Transport Services, Inc.	2,140,920

	Non-Depository Credit Institutions (4.56%)
11,500	Credit Acceptance Corporation (a)	5,037,805
22,000	Discover Financial Services	1,681,900
65,000	Synchrony Financial	2,020,200
		8,739,905

	Paper and Allied Products (1.72%)
19,000	Packaging Corporation of America	2,084,110
31,755	Schweitzer-Mauduit International, Inc.	1,216,534
		3,300,644

	Printing, Publishing, and Allied Industries (0.80%)
27,000	Deluxe Corporation	1,537,380

	Security and Commodity Brokers, Dealers, Exchanges, and Services (4.26%)
9,600	Ameriprise Financial Inc.	1,417,536
65,000	Cohen & Steers, Inc.	2,639,650
12,000	Diamond Hill Investment Group, Inc.	1,984,680
5,450	GAMCO Investors, Inc. Class A	127,639
41,500	Lazard Ltd. Class A	1,997,395
		8,166,900

	Stone, Clay, Glass, And Concrete Products (1.14%)
53,000	Apogee Enterprises, Inc.	2,189,960

	Tobacco Products (3.26%)
35,000	Altria Group, Inc.	2,110,850
40,000	British American Tobacco P.L.C.	1,865,200
28,000	Philip Morris International, Inc.	2,283,120
		6,259,170

	Transportation by Air (5.01%)
42,000	Alaska Air Group, Inc.	2,892,120
19,700	Allegiant Travel Company	2,497,960
60,000	Hawaiian Holdings, Inc.	2,406,000
29,000	Southwest Airlines Co.	1,811,050
		9,607,130

	Transportation Equipment (6.59%)
4,700	Huntington Ingalls Industries, Inc.	1,203,576
14,000	Lear Corporation	2,030,000
53,000	Magna International Inc.	2,784,090
30,000	PACCAR Inc.	2,045,700
20,000	Thor Industries, Inc.	1,674,000
12,000	WABCO Holdings Inc. (a)	1,415,280
45,000	Winnebago Industries, Inc.	1,491,750
		12,644,396

	Wholesale Trade - Durable Goods (1.47%)
32,000	TE Connectivity Ltd.	2,813,760

	Wholesale Trade - Nondurable Goods (2.81%)
26,750	AmerisourceBergen Corporation	2,466,885
27,000	Cardinal Health, Inc.	1,458,000
11,000	McKesson Corporation	1,459,150
		5,384,035

	Total common stocks (Cost $166,980,297)	188,031,211

Principal
Amount
	Corporate Bonds and Notes (0.25%)
	Electric Services (0.25%)
428,077	Elwood Energy LLC, 8.159%, 7/5/26 (Cost $433,508)	478,376

Shares
	Reorganization Interests (0.00%)
813,527	Penson Technologies LLC Units (a) (b) (Cost $ 0)	0

	Master Limited Partnership (2.12%)
	Electric, Gas, and Sanitary Services (1.05%)
40,000	Enterprise Products Partners LP Units	1,149,200
24,400	Spectra Energy Partners, LP	871,324
		2,020,524

	Mining and Quarrying of Nonmetallic Minerals, Except Fuels (1.07%)
75,268	Ciner Resources LP	2,045,784

	Total master limited partnerships (Cost $3,547,416)	4,066,308

	Preferred Stocks (2.63%)
	Holding and other Investment Offices (2.63%)
15,000	Ashford Hospitality Trust, Inc., 7.50 % Series H	367,650
45,000	CBL & Associates Properties, Inc., 7.375% Series D	718,650
30,000	CBL & Associates Properties, Inc., 6.625% Series E	450,300
15,000	Cedar Realty Corp., 6.50% Series C	332,250
20,000	Colony Capital, Inc., 7.15% Series I	455,200
20,000	Kimco Realty Corp., 5.125% Series L	445,000
20,000	Kimco Realty Corp., 5.25% Series M	446,200
35,000	Pennsylvania REIT, 6.875% Series D	756,700
7,500	Public Storage Depositary Shares, 4.95% Series D	173,100
26,168	Public Storage Depositary Shares, 4.90% Series E	601,602
9,000	Washington Prime Group, Inc., 7.50% Series H	205,740
5,000	Washington Prime Group, Inc., 6.875% Series I	102,500

	Total preferred stocks (Cost $5,023,355)	5,054,892

	Total investments (Cost $175,984,576) (103.01%)	197,630,787

	Liabilities in excess of other assets (-3.01%)	(5,768,254)

	Net assets (100.00%)	$ 191,862,533

(a) Non-income producing.
(b) Illiquid and/or restricted security that has been fair valued.
ADR American Depositary Receipt

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees, called "fair value pricing." Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes are normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's assets. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 188,031,211	$ -	$ -	$ 188,031,211
Corporate bonds and notes	-	478,376	-	478,376
Reorganization interests	-	-	0	0
Master limited partnerships	4,066,308	-	-	4,066,308
Preferred stocks	5,054,892	-	-	5,054,892
Total investments, at value	$ 197,152,411	$ 478,376	$ 0	$ 197,630,787

There were no securities transferred from level 1 on December 31, 2017 to level 2 on September 30, 2018.

The following is a reconciliation of level 3 assets including securities valued at zero:

Reorganization Interests
Balance at December 31, 2017	$ 0
Proceeds from sales	-
Realized gain (loss)	-
Transfers into (out of) level 3	-
Change in unrealized appreciation	-
Balance at September 30, 2018	$ 0
Net change in unrealized depreciation attributable to assets still held as level 3 at September 30, 2018	$ -

The Investment Manager, under the direction of the Fund's Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of September 30, 2018:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of September 30, 2018, for federal income tax purposes, subject to change, the aggregate cost of securities was $ 175,984,576 and net unrealized appreciation was $21,646,210, comprised of gross unrealized appreciation of $28,872,186 and gross unrealized depreciation of $7,225,976. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2018 were as follows:

	Acquisition Date	Cost	Value
Penson Technologies LLC	3/08/12	$ 0	$ 0
Percent of net assets		0%	0%

Market and Credit Risks
The Fund may invest in below investment grade securities (commonly referred to as "junk" bonds). Below investment grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. The risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of below investment grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for below investment grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of below investment grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Foreign Securities Risks
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 15, 2018

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 15, 2018

Exhibit Index

(a)   Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)